Strategic Alternatives Fund Investment Objectives and Goals - Strategic Alternatives Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GuideStone Funds Strategic Alternatives Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Strategic Alternatives Fund seeks absolute returns with both lower volatility than and low correlation with traditional equity and fixed income markets.